Consolidation of subsidiaries	12 Months Ended
Dec. 31, 2020
Consolidation of subsidiaries [Abstract]
Consolidation of subsidiaries	Consolidation of subsidiaries

	As of December 31, 2020
Company	Assets	Liabilities	Equity	Net income (loss) for the period	Ownership - %	Level

PagSeguro Brazil	20,089,735	11,716,120	8,373,615	1,238,345	99.99	Direct
BS Holding	488,173	—	488,173	54,658	99.99	Direct
Pagseg Participações	2	—	2	—	99.99	Direct
Pagbank Participações	15,001	15,000	1	—	99.99	Indirect
Net+Phone	340,829	33,100	307,729	(82,694)	99.99	Indirect
Boa Compra	431,624	268,731	162,893	29,751	99.99	Indirect
BCPS	2,410	476	1,934	(205)	99.50	Indirect
R2TECH	12,511	1,639	10,872	8,864	99.99	Indirect
BSEC	488,988	488,616	372	431	99.99	Indirect
BIVA	18,532	660	17,872	(193)	99.99	Indirect
FIDC	3,422,207	327,070	3,095,137	1,903,304	100.00	Indirect
TILIX	8,361	979	7,382	(6,240)	99.99	Indirect
BancoSeguro	5,364,406	4,891,653	472,753	56,120	100.00	Indirect
Yamí	1,453	489	964	834	99.99	Indirect
RegistraSeguro	5,000	—	5,000	(50)	99.99	Indirect
CDS	4,724	1,073	3,651	(1,430)	99.99	Indirect
Zygo	2,310	2,078	232	(1,652)	99.99	Indirect
Moip	741,689	560,536	181,153	9,207	100.00	Indirect
PagSeguro Brazil: is engaged in providing financial technology solutions and services and the corresponding related activities. PagSeguro Brazil has investments in the following companies:
•Net+Phone: Until September 2019 the Company is mainly engaged in acquisition and selling POS devices and similar items, after that the Company is focused on exploration and provide services of telecommunications in general, as well as the practice of any activities necessary or useful for the execution of these services;
•Boa Compra: Allows its clients to operate in cross-border transactions where the merchant and consumer are located in different countries across Latin America, Spain, Portugal and Turkey.
•BCPS: BCPS’s main activity is to serve as Boa Compra’s hub in Portugal and handles part of its account management.
•R2TECH: On May 2, 2017, PagSeguro Brazil acquired 51.0% and the remaining 49.0% in February 2019, obtained 100% of the share capital of R2TECH. R2TECH’s main activity is in the information technology industry, focused on the processing of back-office solutions, including sales reconciliation, gateway solutions and services and the capture of credit cards with acquirers and sub acquirers.
•BIVA: On October 3, 2017, PagSeguro Brazil acquired a controlling interest of 51.4% in BIVACO Holdings S.A., whose main objective is to acquire participations in other companies, commercial or civil, as partner, shareholder or quota holder, as well as the management of these holdings.
In 2017, 2018 and 2019 PagSeguro Brazil made successive acquires of additional interests in BIVA concluding on April 1, 2019, PagSeguro acquire of additional interest of 22.65% of the issued shares of BIVA. This purchase increased PagSeguro Brazil’s interest to 100% of BIVAs shares. BIVA has investments in the following subsidiaries:
◦Biva Serviços Financeiros S.A ("Biva Serv"): whose main objective is the intermediation among investors, financial institutions and credit borrowers via an electronic platform;
◦Biva Correspondente Bancário Ltda ("Biva cor"): whose main objective is to structure peer-to-peer financing for small and medium enterprises following the crowdfunding model.
•Biva Sec: This Company was an invested of BIVA until October 31, 2019, in this date Pagseguro Brazil turn this investing directly. The company main objective is to acquire and securitize our credit solutions of PagSeguro Group, such as, loans and credit card operation.
•FIDC: FIDC is an investment fund which was formed on October 4, 2017, to finance the growth of PagSeguro Brazil’s early payment of receivables feature by acquiring payables to third parties held by PagSeguro Brazil (“Assignor”). PagSeguro Brazil consolidates the financial statements of FIDC, since the risks of default and the responsibility for the payment of expenses and administration fees related to the FIDC are linked to subordinated quotas held by the PagSeguro Brazil.
On March 29, 2018, third party investors contributed capital in the amount of R$20 million in FIDC, acquiring only senior and mezzanine quotas of the FIDC. On November 3, 2020, third party withdraw their capital in the amount of R$10 million related to the senior quotas. Therefore, as of December 31, 2020, FIDC was composed by third party mezzanine quotes in the amount of R$ 10 million, which pay 107% of the Brazilian Interbank Deposit Certificate (CDI) with annual amortization of interest.
On December 31, 2020, the share capital of FIDC is comprised of subordinated quotas, and mezzanine quotas. PagSeguro Brazil owns 100% of the subordinated quotas.
•TILIX: On December 5, 2018, PagSeguro Brazil acquired 100% of the share capital and obtained the control of TILIX. The company provides software development for managing payment solutions for B2C and B2B.
•YAMÍ: On August 9, 2019, PagSeguro Brazil acquired 100% of the share capital and obtained the control of YAMÍ. The Company provides a back-office platform for e-commerce and marketplace.
•RegistraSeguro: On October 2, 2019, PagSeguro Brazil constituted the Company by investing R$5,000 in share capital. The Company provides financial services and software developments related to financial market.
•CDS: On August 31, 2020, PagSeguro Brazil acquired 100% of the issued shares of CDS. Total consideration paid amount to R$2,379, which was settled in cash on the same date. We expect that this acquisition will allow PagSeguro to expand product and services offering (note 11).
•Zygo: On July 23, 2020, PagSeguro Brazil acquired 100% of the issued shares of Zygo. Total consideration paid amount to R$8,000, which R$5,053 was settled in cash on the same date and the remaining portion of purchase price will be retained for eventual debt. We expect that this acquisition will allow PagSeguro to expand product and services offering (note 11). ZYGO is a multisided customer engagement and loyalty platform that enables micro, small and medium sized merchants to acquire, engage and grow their customer base by offering customized marketing and loyalty programs and providing consumer insights and analytics.
•MOIP: On October 31, 2020, PagSeguro Brazil acquired 100% of the share capital of Wirecard Brasil S.A ("MOIP"). Total consideration paid amounted to R$358,609 which R$307,855 was settled in cash on the same date, and the remaining portion of purchase price will be paid later. The company provides an online payment platform and end-to-end payment processing for e-commerce and marketplaces. (note 11).
•BS Holding: is a holding company whose main objective is to acquire participations in other companies, mainly related to banking and financial services, as partner, shareholder or quota holder, as well as the management of these holdings. On January 4, 2019, BS Holding acquired 100% of BBN Banco Brasileiro de Negócios S.A. (renamed BancoSeguro S.A. in February 2019). BancoSeguro, organized in Brazil, through our fully owned direct subsidiary BS Holding. BancoSeguro holds a license to provide financial services, the main product of BancoSeguro are the deposits of our customers and provides banking solutions for our other Companies in the Group.
•PagSeg Participações Ltda. ("PagSeg"): On July 15, 2020, PagSeguro Group constituted the Company, a holding company incorporated under PagSeguro Digital. whose main objective for the Company is to acquire participations in other companies, commercial or civil, as partner, shareholder or quota holder, as well as the management of these holdings.
•PagBank Participações Ltda. ("PagBank"): On October 22, 2020, PagSeguro Group constituted the Company, a holding company incorporated under PagSeg. whose main objective for the Company is to acquire participations in other companies, commercial or civil, as partner, shareholder or quota holder, as well as the management of these holdings.